Asset Retirement Obligations and Accrued Environmental Costs	12 Months Ended
Dec. 31, 2019
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations and Accrued Environmental Costs
Note 10—Asset Retirement Obligations and Accrued

Environmental Costs

Asset retirement obligations and accrued environmental

costs at December 31 were:
Millions of Dollars
2019 2018
Asset retirement obligations $ 6,206 7,908
Accrued environmental costs 171 178
Total asset retirement obligations and accrued environmental costs 6,377 8,086
Asset retirement obligations and accrued environmental

costs due within one year*
(1,025) (398)
Long-term asset retirement obligations and accrued

environmental costs
$ 5,352 7,688
*Classified as a current

liability on the balance sheet

under “Other accruals.” $
741

million relates to assets which

are held for sale as

of
December 31, 2019. For additional

information see Note 5—Asset Acquisitions

and Dispositions.
Asset Retirement Obligations
We

record the fair value of a liability for an ARO when it

is incurred (typically when the asset is installed at
the production location).

When the liability is initially recorded, we capitalize

the associated asset retirement
cost by increasing the carrying amount of the related PP&E.

If, in subsequent periods, our estimate of this
liability changes, we will record an adjustment

to both the liability and PP&E.

Over time, the liability
increases for the change in its present value, while the

capitalized cost depreciates over the useful life of the
related asset.

We

have numerous AROs we are required to

perform under law or contract once an

asset is permanently taken
out of service.

Most of these obligations are not expected

to be paid until several years, or decades, in the
future and will be funded from general company resources

at the time of removal.

Our largest individual
obligations involve plugging and abandonment of

wells and removal and disposal of offshore oil and gas
platforms around the world, as well as oil and gas production facilities and pipelines in Alaska.
During 2019 and 2018, our overall ARO changed

as follows:
Millions of Dollars
2019 2018
Balance at January 1 $ 7,908 7,798
Accretion of discount 322 348
New obligations 155 657
Changes in estimates of existing obligations 50 (266)
Spending on existing obligations (229) (228)
Property dispositions (1,920) (161)
Foreign currency translation (80) (240)
Balance at December 31 $ 6,206 7,908
Accrued Environmental Costs
Total accrued environmental costs at December 31, 2019 and 2018, were $ 171 million and $
178

million,
respectively.

We

had accrued environmental costs of $
112

million and $
100

million at December 31, 2019 and 2018,
respectively, related to remediation activities in the U.S.

and Canada.

We had also accrued in Corporate and
Other $ 47

million and $
67

million of environmental costs associated with

sites no longer in operation at
December 31, 2019 and 2018, respectively.

In addition, $
12

million and $
11

million were included at both
December 31, 2019 and 2018, respectively, where the company has been named a potentially responsible party
under the Federal Comprehensive Environmental

Response, Compensation and Liability Act, or similar

state
laws.

Accrued environmental liabilities are expected

to be paid over periods extending up to
30

years.

Expected expenditures for environmental obligations

acquired in various business combinations are discounted
using a weighted-average 5

percent discount factor, resulting in an accrued balance

for acquired environmental
liabilities of $ 97

million at December 31, 2019.

The expected future undiscounted payments related

to the
portion of the accrued environmental costs that

have been discounted are: $
10

million in 2020, $
7

million in
2021, $ 10

million in 2022, $
3

million in 2023, $
2

million in 2024, and $
108

million for all future years
after 2024.